UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23483

Axonic Funds

(exact name of registrant as specified in charter)

520 Madison Avenue, 42nd Floor

New York, NY 10022

(Address of Principal Office)

Clayton DeGiacinto, President

c/o Axonic Capital LLC

520 Madison Avenue, 42nd Floor

New York, New York 10022

(Name and Address of Agent for Service)

Copies of information to:

Jeffrey Skinner

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101

Registrant’s telephone number, including area code: (212) 259-0430

Date of fiscal year end: October 31

Date of reporting period: October 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

AXONIC STRATEGIC INCOME FUND

ANNUAL REPORT

October 31, 2023

TABLE OF CONTENTS

Shareholder Letter	1
Portfolio Update	2
Disclosure of Fund Expenses	4
Consolidated Schedule of Investments	5
Consolidated Statement of Assets and Liabilities	17
Consolidated Statement of Operations	18
Consolidated Statement of Changes in Net Assets	19
Consolidated Financial Highlights	20
Notes to Consolidated Financial Statements	22
Report of Independent Registered Public Accounting Firm	30
Additional Information	31
Trustees and Officers	32
Privacy Policy	34

Axonic Strategic Income Fund	Shareholder Letter
October 31, 2023 (Unaudited)

In our outlook for 2023, we suggested financial markets would remain volatile. Indeed, the early part of the year saw a rates shock that led to the failure of a handful of regional banks. While rates’ volatility persisted, an all-but-explicit blanket deposit bailout in March marked the dénouement for equity market volatility. Since then, the dispersion in volatility between rates and equities has endured, but most financial stocks and many small cap equities have not recovered. High yield corporate credit spreads have retreated significantly from wides but remain elevated at about 400bps. Rates markets – both through implied swaptions volatility and yield curve inversion – seem to recognize the risks we foresee. On the other hand, Magnificent 7 dominated large cap equities seem to see a different world. To some, the regional banking crisis no longer seems like it was a crisis at all. Yet, banks continue to copiously use the BTFP (Bank Term Funding Program), which expires in March 2024. It will likely need extension.

This time has, in fact, been somewhat different. The distortions and unintended consequences from pandemic-era stimulus were not limited to inflation. They also extended the ‘long and variable’ lags with which monetary policy typically works - albeit not remarkably beyond historical ranges relative to the initial yield curve inversion. Direct stimulus deposits and other policies like ERC (Employee Retention Credits) enabled consumers and small business owners to repair credit scores, increase credit lines, delay rents and student loan payments, and create a massive excess savings cushion. The benefits from this fiscal largesse have now expired. After almost two years of contraction, real wage growth, which only recently turned positive, just won’t be strong enough to compensate. We are already beginning to see the bouts of disinflation in commodities and goods we predicted in last year’s review. The collapse in the money supply (M2) that began at the end of 2023 suggested it was coming; M2 continues to contract. It's the bouts of disinflation following inflationary episodes that are often the most difficult for companies, and its showing in survey data (regional Fed surveys, PMIs, and ISMs). Fiscal policy’s counteraction of monetary policy has delayed, rather prevented, the historical consequences from monetary policy tightening.

Importantly, because rates could go no lower than the zero bound, the highly accommodative ZIRP regime that followed the Great Financial Crisis marked the end of a four-decade secular bull market for Treasury bonds. Indeed, yields have risen in fits and starts ever since. The end of this bond bull market has profound implications for the way investors will need to think about generating returns. No longer will passive, equity beta strategies generate satisfactory returns above the rate of inflation. With the S&P 500 dividend yield below the real 5-year treasury yield and the S&P 500 earnings risk premium now negative, history suggests that forward equity returns will suffer greatly. While not all excesses have been washed from the markets, the impacts of higher rates in the frothiest corners of private equity and venture capital are stark. This new regime opens the door wide for fundamentally driven credit strategies in alternative assets classes.

Axonic’s funds have been benefitting from structured credit markets whose yields are better compensating investors for risk. Relative to equities and corporate credit markets, structured credit assets are providing superior risk-adjusted returns. Owning hard real estate assets, senior non-agency RMBS, select CMBS, and front pay ABS bonds will continue to provide a margin of safety and risk-adjusted return profile available in few other asset classes. In October, as 10-year yields approached five percent, we started becoming comfortable with modestly extending portfolio duration. We continue to run the portfolio without the use of leverage and hold a healthy cash position which allows us to be nimble in shifting portfolio positioning to take advantage of future dislocations across the structured credit market.

The Axonic Strategic Income Fund, I shares, (“the Fund”) was up +5.82% for the fiscal year ended October 31, 2023, on a price per share performance basis that compares to the Fund's benchmark, the Bloomberg U.S. Aggregate Bond Index (the Agg), returned +0.36% for the year to date ended October 31, 2023. The Fund returned positive performance on a relative dollar basis of approximately +$82,169,030.

While we are cautious in the deployment of capital in the current market, we remain convinced that this environment is well suited to our investment style and asset class expertise. In particular, we continue to remain constructive on multifamily workforce housing assets. While interest rates have likely peaked, housing remains unaffordable and in short supply. Consequently, we believe multifamily rents will continue to remain strong. We also like front pay consumer ABS bonds and feel stress in ABS markets will eventually provide opportunity in subordinated tranches. As more vulnerable parts of the capital markets continue to suffer, this may create opportunity for us to acquire cash flowing assets at even more attractive valuations.

We continue to believe the Fund will represent an attractive solution for income-oriented investors in a challenging environment for traditional fixed income and equity strategies.

Thank you for your continued support.

Clayton DeGiacinto

Managing Partner, Chief Investment Officer

Axonic Capital LLC

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. To obtain a prospectus containing this and other information, please call (212) 259-0430 or download the file from www.AxonicFunds.com. Please read the prospectus carefully before you invest.

Annual Report | October 31, 2023	1

Axonic Strategic Income Fund	Portfolio Update
October 31, 2023 (Unaudited)

Average Annual Total Returns (as of October 31, 2023)

	1 Month	Quarter	6 Month	1 Year	3 Year	Since Inception*
Axonic Strategic Income Fund – A – NAV	0.09%	1.25%	2.89%	5.25%	2.44%	2.89%
Axonic Strategic Income Fund – A – LOAD	-2.16%	-1.03%	0.57%	2.90%	1.68%	2.18%
Axonic Strategic Income Fund – I – NAV	0.21%	1.48%	3.24%	5.82%	2.93%	1.72%
Bloomberg US Aggregate Bond Index(a)	-1.58%	-4.69%	-6.13%	0.36%	-5.57%	-2.86%

Past performance does not guarantee future results. Investment returns, and principal value of the Fund will fluctuate so that shares may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted above. For current performance information, please call 1-833-429-6642. Total annual fund operating expense (as reported in the February 28, 2023 Prospectus) for the I shares is 1.02% gross and 1.02% net and for the A shares is 1.52% gross and 1.52% net. The Fund’s investment adviser, Axonic Capital LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Fund under which it has contractually agreed to waive Advisory Fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses to not more than 1.10% of average daily net assets. The Expense Limitation Agreement is currently in effect until December 31, 2023. Class A (Maximum Offering Price) performance reflects the Fund's maximum sales charge of 2.25%.

*	Class A has an inception date of July 16, 2020. Class I has an inception date of December 30, 2019.

(a)	The Bloomberg US Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Excludes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value for financial reporting purposes.

Performance of $10,000 Initial Investment (as of October 31, 2023)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Institutional Class since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchase of Fund shares.

Performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, if repurchased, may be worth more or less than their original cost. Total return measures net investment income and capital gain or loss from portfolio investments. All performance shown assumes reinvestment of dividends and capital gains distributions. For the most current month-end performance please call 1-833-429-6642 (833-4Axonic) or visit at www.axonicfunds.com.

2	www.axonicfunds.com

Axonic Strategic Income Fund	Portfolio Update
October 31, 2023 (Unaudited)

Top Ten Holdings (as a % of Net Assets)*

U.S. Treasury Bond	4.80%
MFA Financial, Inc.	1.57%
LHOME Mortgage Trust, Series 2023-RTL3, Class A1	1.48%
Hertz Vehicle Financing III LP, Series 2021-2A, Class D	1.36%
Roc Mortgage Trust, Series 2021-RTL1, Class A1	1.33%
MFA , Series 2023-RTL2, Class A1	1.33%
BAMLL Commercial Mortgage Securities Trust, Series 2019-AHT, Class E	1.31%
BCRR , Series 2016-FRR3, Class E	1.21%
JP Morgan Chase Commercial Mortgage Securities Trust, Series2016-NINE, Class A	1.15%
MTK Mortgage Trust, Series 2021-GRNY, Class B	1.13%
Top Ten Holdings	16.67%

Sector Allocation (as a % of Net Assets)*

Mortgage Securities	51.87%
Asset Backed Securities	17.95%
Financials	7.56%
Government	4.80%
Other Securities	0.02%
Cash, Cash Equivalents, & Other Net Assets	17.80%
100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Tables present indicative values only.

Annual Report | October 31, 2023	3

Axonic Strategic Income Fund	Disclosure of Fund Expenses
October 31, 2023

As a shareholder of the Axonic Strategic Income Fund (the "Fund"), you will incur two types of costs: (1) transaction costs, including any applicable redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable) and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on May 1, 2023 and held through October 31, 2023.

Actual Expenses

The first line under each class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period May 1, 2023 – October 31, 2023” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if any. Therefore, the second line under each class of the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expense Ratio(a)	Expenses Paid During Period May 1, 2023 - October 31, 2023(a)
Axonic Strategic Income Fund
Class A
Actual	$ 1,000.00	$ 1,028.90	1.40%	$ 7.16
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.15	1.40%	$ 7.12
Institutional
Actual	$ 1,000.00	$ 1,032.40	1.00%	$ 5.12
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.16	1.00%	$ 5.09

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.
(a)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), divided by 365.

See Notes to Consolidated Financial Statements.
4	www.axonicfunds.com

Axonic Strategic Income Fund	Consolidated Schedule of Investments
October 31, 2023

Description	Shares	Value
COMMON STOCKS (0.10%)
Financials (0.10%)
ACRES Commercial Realty Corp. REIT	91,094	$660,431
PennyMac Financial Services, Inc. REIT	6,390	429,408
Redwood Trust, Inc. REIT	44,220	277,701
Rithm Capital Corp. REIT	12,466	116,308
TPG RE Finance Trust, Inc. REIT	77,880	429,119
		1,912,967
TOTAL COMMON STOCKS
(Cost $3,276,313)		1,912,967

	Rate	Shares	Value
PREFERRED STOCKS (1.31%)
Financials (1.31%)
ACRES Commercial Realty Corp., Series D, (a)	7.88%	200,000	$3,820,000
Arbor Realty Trust, Series F,	6.25%	200,000	3,494,000
Arbor Realty Trust, Series D,	6.38%	170,454	2,735,787
Granite Point Mortgage Trust, Inc., Series A, (a)(b)	1D US SOFR + 5.83%	257,360	4,140,922
KKR Real Estate Finance Trust, Inc., Series A, (a)	6.50%	113,712	1,853,506
New Residential, Series A, (a)(b)	7.50%	5,470	123,567
New York Mortgage Trust, Inc., Series F, (a)(b)	6.88%	173,386	3,171,230
Ready Capital Corp., Series E, (a)	6.50%	12,474	216,673
Rithm Capital Corp., Series D, (a)(b)	7.00%	166,420	3,325,072
TPG RE Finance Trust, Inc., Series C, (a)	6.25%	160,000	2,230,400
			25,111,157
TOTAL PREFERRED STOCKS
(Cost $36,442,025)			25,111,157

	Rate	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (17.95%)
Achieve Mortgage, Series 2023-HE2, Class A(b)(c)	7.50%	10/25/38	$16,000,000	$15,812,520
Achieve Personal Loan Master Pass-Through Trust Series 2023- PT1, Series 2023-1, Class PT(b)(c)	21.11%	09/15/53	9,872,180	9,975,838
Achieve Personal Loan Master Pass-Through Trust Series 2023- PT2, Series 2023-2, Class PT(b)(c)	20.60%	10/15/53	4,258,656	4,334,034
ACM Auto Trust 2023-2, Series 2023-2A, Class A(c)	7.97%	11/20/24	10,201,962	10,197,881
Affirm Asset Securitization Trust, Series 2022-Z1, Class A(c)	4.55%	06/15/27	21,112,908	20,789,880
Arivo Acceptance Auto Loan Receivables Trust 2021-1, Series 2021-1A, Class A(c)	1.19%	01/15/27	662,357	647,785
Asset Backed Securities Corp. Home Equity Loan Trust Series NC, Series 2006-HE2, Class A3(b)	1M CME TERM SOFR + 0.49%	03/25/36	743,513	733,663
Avant Credit Card Master Trust, Series 2021-1A, Class D(c)	4.28%	10/15/24	3,500,000	3,248,000
Castlelake Aircraft Securitization Trust, Series 2018-1, Class B(c)	5.30%	06/15/25	4,334,216	3,223,573
Castlelake Aircraft Structured Trust, Series 2017-1R, Class C(c)	6.50%	08/15/25	14,232,380	6,831,543
Castlelake Aircraft Structured Trust, Series 2019-1A, Class A(c)	3.97%	04/15/26	5,177,266	4,586,022
Castlelake Aircraft Structured Trust, Series 2019-1A, Class B(c)	5.10%	04/15/26	2,422,091	1,556,194
Castlelake Aircraft Structured Trust, Series 2021-1A, Class B(c)	6.66%	07/15/27	2,215,762	1,850,161
Castlelake Aircraft Structured Trust, Series 2021-1A, Class C(c)	7.00%	10/15/26	10,634,667	7,550,614
Clsec Holdings 22t LLC, Series 2021-1, Class C(c)	6.17%	11/10/28	6,940,122	5,274,493
Cologix Data Centers US Issuer LLC, Series 2021-1A, Class C(c)	5.99%	12/28/26	3,700,000	3,011,060
DT Auto Owner Trust 2022-1, Series 2022-1A, Class E(c)	5.53%	11/17/25	3,170,000	2,963,633

See Notes to Consolidated Financial Statements.
Annual Report | October 31, 2023	5

Axonic Strategic Income Fund	Consolidated Schedule of Investments
October 31, 2023

	Rate	Maturity Date	Principal Amount	Value
Falcon Aerospace, Ltd., Series 2019-1, Class A(c)	3.60%	09/15/26	$1,852,157	$1,654,902
Falcon Aerospace, Ltd., Series 2019-1, Class B(c)	4.79%	09/15/26	3,389,332	2,516,579
FAT Brands Fazoli's Native I LLC, Series 2021-1, Class B2(c)	8.00%	01/25/25	2,000,000	1,875,400
FAT Brands GFG Royalty I LLC, Series 2021-1A, Class A2(c)	6.00%	07/25/51	8,553,000	7,598,485
FAT Brands GFG Royalty I LLC, Series 2021-1A, Class B2(c)	7.00%	07/25/51	12,000,000	10,641,600
FAT Brands Twin Peaks I LLC, Series 2021-1A, Class A2(c)	7.00%	01/25/25	9,038,000	8,572,543
FAT Brands Twin Peaks I LLC, Series 2021-1A, Class B2(c)	9.00%	01/25/25	3,000,000	2,747,400
First Investors Auto Owner Trust, Series 2021-1A, Class F(c)	5.37%	02/15/25	1,270,000	1,178,179
Flexential Issuer 2021-1, Series 2021-1A, Class C(c)	6.93%	11/25/26	8,000,000	6,815,200
GAIA Aviation, Ltd., Series 2019-1, Class B(c)(e)	5.19%	12/15/26	13,426,043	11,110,050
Hertz Vehicle Financing III LP, Series 2021-2A, Class D(c)	4.34%	12/25/26	30,000,000	26,103,000
Horizon Aircraft Finance I, Ltd., Series 2018-1, Class A(c)	4.46%	12/15/25	5,022,849	4,317,641
Horizon Aircraft Finance I, Ltd., Series 2018-1, Class B(c)	5.27%	12/15/25	1,080,960	678,302
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A(c)	3.72%	07/15/26	1,602,642	1,385,484
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class B(c)	4.70%	07/15/26	2,483,333	1,583,125
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A(c)	3.43%	11/15/26	5,542,618	4,385,874
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class B(c)	4.46%	11/15/26	4,880,953	2,306,250
JOL Air, Ltd., Series 2019-1, Class B(c)	4.95%	04/15/26	15,805,372	12,051,596
JP Morgan Chase Bank NA - Chase Auto Credit Linked Notes, Series 2021-2, Class G(c)	8.48%	07/25/25	2,350,000	2,278,795
Lendingpoint Asset Securitization Trust, Series 2021-B, Class D(c)	6.12%	12/16/24	3,000,000	2,505,300
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class C(c)	5.68%	09/15/28	7,363,093	6,074,552
LUNAR AIRCRAFT, Ltd., Series 2020-1A, Class B(c)	4.34%	02/15/27	5,476,292	3,997,693
MAPS 2021-1 Trust, Series 2021-1A, Class C(c)	5.44%	06/15/28	5,314,447	3,773,257
New Residential Mortgage Loan Trust, Series 2022-SFR1, Class G(c)	5.00%	02/17/27	5,000,000	4,201,312
Pagaya AI Debt Selection Trust, Series 2021-3, Class B(c)	1.74%	05/15/29	4,159,774	4,078,658
Pagaya AI Debt Selection Trust, Series 2022-5, Class A(c)	8.10%	06/17/30	4,910,909	4,950,687
Pagaya AI Debt Selection Trust, Series 2023-5, Class A(c)	7.18%	04/15/31	6,662,774	6,665,439
Pioneer Aircraft Finance, Ltd., Series 2019-1, Class A(c)	3.97%	06/15/26	2,444,666	2,116,347
Pioneer Aircraft Finance, Ltd., Series 2019-1, Class B(c)	4.95%	06/15/26	1,656,250	1,192,500
Prosper Marketplace Issuance Trust Series 2023-1, Series 2023-1A, Class A(c)	7.06%	06/15/25	9,331,680	9,328,881
Prosper Marketplace Issuance Trust Series 2023-1, Series 2023-1A, Class B(c)	7.48%	11/15/25	2,300,000	2,303,220
RAMP, Series 2007-RS1, Class A4(b)	1M CME TERM SOFR + 0.67%	02/25/37	17,244,743	3,925,549
Reach ABS Trust 2023-1, Series 2023-1A, Class A(c)	7.05%	02/18/31	7,492,552	7,471,573
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4(b)(c)	4.70%	11/25/31	3,250,000	2,740,075
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class A1(b)(c)	3.50%	05/25/55	10,665,037	10,090,428
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class F(c)	5.79%	07/15/25	1,370,000	1,240,535
Sapphire Aviation Finance II, Ltd., Series 2020-1A, Class C(c)	6.78%	03/15/27	2,854,229	662,467
Start II, Ltd., Series 2019-1, Class B(c)	5.10%	03/15/26	2,079,592	1,705,265
Stellar Jay Ireland DAC, Series 2021-1, Class B(c)	5.93%	03/15/28	4,220,577	3,387,013
Stonepeak 2021-1 ABS, Series 2021-1A, Class C(c)	5.93%	05/15/28	8,537,721	6,488,668
Theorem Funding Trust 2021-1, Series 2021-1A, Class B(c)	1.84%	12/15/27	2,735,688	2,696,568
Thunderbolt III Aircraft Lease, Ltd., Series 2019-1, Class B(c)	4.75%	11/15/26	10,868,487	6,140,695
Towd Point HE Trust 2021- HE1, Series 2021-HE1, Class A1(b)(c)	0.92%	10/25/24	10,150,465	9,544,278
Upstart Securitization Trust, Series 2023-2, Class A(c)	6.77%	01/20/26	12,857,492	12,825,349

See Notes to Consolidated Financial Statements.
6	www.axonicfunds.com

Axonic Strategic Income Fund	Consolidated Schedule of Investments
October 31, 2023

	Rate	Maturity Date	Principal Amount	Value
Veros Auto Receivables Trust, Series 2022-1, Class B(c)	4.39%	10/15/24	$2,114,000	$2,063,475
WAVE LLC, Series 2019-1, Class B(c)	4.58%	09/15/27	6,963,966	4,021,690
Westlake Automobile Receivables Trust 2021-1, Series 2021-1A, Class C(c)	0.95%	03/16/26	5,684,791	5,604,636

TOTAL ASSET-BACKED SECURITIES
(Cost $391,074,443)				344,183,409

BANK LOANS (1.05%)
BRE Select Service(f)	3M US L + 13.61%	12/31/49	11,555,014	11,521,881
Copper Hill Sportsmans RT	4.25%	02/01/27	7,082,719	6,555,003
UTEX-DEFEASED(f)	1M US L + 6.35%	12/31/49	2,113,859	2,101,598

TOTAL BANK LOANS
(Cost $20,049,289)				20,178,482

COMMERCIAL MORTGAGE-BACKED SECURITIES (24.48%)
BAMLL Commercial Mortgage Securities Trust, Series 2019-AHT, Class E(b)(c)	1M CME TERM SOFR + 3.25%	03/15/34	25,835,000	25,217,543
BAMLL Commercial Mortgage Securities Trust, Series 2022-DKLX, Class E(b)(c)	1M CME TERM SOFR + 4.13%	01/15/24	2,000,000	1,919,800
BBCMS Mortgage Trust, Series 2018-TALL, Class C(b)(c)	1M CME TERM SOFR + 1.32%	03/15/37	3,312,000	2,672,453
BBCMS Mortgage Trust, Series 2018-TALL, Class E(b)(c)	1M US L + 2.44%	03/15/37	14,615,000	8,869,843
BBCMS Mortgage Trust, Series 2022-C17, Class E(c)	2.50%	08/15/32	5,223,000	2,433,396
BCP Trust, Series 2021-330N, Class E(b)(c)	1M US L + 3.64%	06/15/38	15,300,000	13,000,410
BCP Trust, Series 2021-330N, Class F(b)(c)	1M US L + 4.63%	06/15/38	8,500,000	6,626,600
BCRR , Series 2016-FRR3, Class E(b)(c)	18.46% - 30D US SOFR%	05/26/26	24,057,599	23,251,670
Benchmark Mortgage Trust, Series 2023-V3, Class XA(b)(g)	0.81%	03/15/28	76,610,789	2,543,478
BMO Mortgage Trust, Series 2023-5C1, Class C(b)	7.12%	08/15/28	1,000,000	919,900
BMO Mortgage Trust, Series 2023-5C1, Class XA(b)(g)	0.58%	07/15/28	134,095,153	3,218,284
BX Mortgage Trust, Series 2022-MVRK, Class G(b)(c)	1M US SOFR + 5.61%	03/15/27	13,844,079	13,308,313
BX Trust, Series 2019-ATL, Class B(b)(c)	1M CME TERM SOFR + 1.50%	10/15/36	1,200,000	1,159,800
BX Trust, Series 2019-ATL, Class G(b)(c)	1M US L + 3.49%	10/15/36	8,242,707	7,737,429
BX Trust, Series 2021-RISE, Class D(b)(c)	1M CME TERM SOFR + 1.86%	11/15/23	2,751,100	2,665,541
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class 65D(b)(c)	4.66%	04/15/24	4,600,000	3,128,000
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class SWD(c)	4.52%	09/15/29	4,988,052	3,642,276
Cascade Funding Mortgage Trust, Series 2021-FRR1, Class CK58(c)(d)	0.00%	09/29/29	24,870,000	18,441,105
COLT Mortgage Loan Trust, Series 2020-3, Class A1(b)(c)	1.51%	04/27/65	2,555,179	2,328,715
Countrywide Alternative Loan, Series 2007-17CB	5.01%	08/25/37	6,742,962	3,268,806
Credit Suisse Mortgage Capital Certificates, Series 2010-6R, Class 2A7(c)	6.25%	05/26/48	2,945,132	2,246,065
Credit Suisse Mortgage Capital Certificates, Series 2021-980M, Class G(b)(c)	3.54%	07/15/26	6,311,003	5,252,017

See Notes to Consolidated Financial Statements.
Annual Report | October 31, 2023	7

Axonic Strategic Income Fund	Consolidated Schedule of Investments
October 31, 2023

	Rate	Maturity Date	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates, Series 2020-FACT, Class F(b)(c)	1M US L + 6.16%	10/15/25	$10,500,000	$9,403,800
CSMC, Series 2021-980M, Class A(c)	2.39%	07/15/26	3,900,000	3,425,760
CSMC, Series 2021-980M, Class D(b)(c)	3.54%	07/15/26	3,000,000	2,568,600
CSMC, Series 2021-980M, Class E(b)(c)	3.54%	07/15/26	2,000,000	1,699,600
CSMC, Series 2021-980M, Class F(b)(c)	3.54%	07/15/26	11,700,000	9,858,420
Extended Stay America Trust, Series 2021-ESH, Class C(b)(c)	1M CME TERM SOFR + 1.81%	07/15/26	11,680,824	11,433,191
Freddie Mac Multifamily Structured Credit Risk, Series 2023-MN7, Class M2(b)(c)	30D US SOFR + 5.70%	04/25/33	2,300,000	2,302,300
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023-153, Class X3(b)(g)	4.68%	01/25/33	19,488,345	5,655,518
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023-154, Class X3(b)(g)	5.10%	01/25/33	11,437,000	3,633,535
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2022-151, Class X3(b)(g)	4.38%	11/25/32	6,840,000	1,835,172
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2018-Q008, Class X(b)(g)	1.47%	12/25/24	20,752,626	255,257
FREMF Mortgage Trust, Series 2016-KF24, Class B(b)(c)	30D US SOFR + 5.11%	10/25/26	3,152,937	3,105,959
FREMF Mortgage Trust, Series 2018-KF49, Class B(b)(c)	30D US SOFR + 2.01%	06/25/25	4,849,698	4,661,530
FREMF Mortgage Trust, Series 2018-KF49, Class C(b)(c)	30D US SOFR + 6.11%	06/25/25	20,662,824	20,441,731
FRESB Mortgage Trust, Series 2019-SB66, Class X1(b)(g)	0.86%	07/25/29	32,419,167	817,968
FRESB Mortgage Trust, Series 2020-SB74, Class X1(b)(g)	1.10%	03/25/30	26,852,304	859,274
FRESB Mortgage Trust, Series 2020-SB76, Class X1(b)(g)	1.17%	05/25/30	12,715,779	429,158
FRESB Mortgage Trust, Series 2020-SB77, Class X1(b)(g)	0.88%	06/25/27	17,248,203	459,916
FRESB Mortgage Trust, Series 2020-SB78, Class X1(b)(g)	1.14%	06/25/30	28,559,352	1,057,887
FRESB Mortgage Trust, Series 2020-SB79, Class X1(b)(g)	1.09%	07/25/40	15,528,688	583,818
FRESB Mortgage Trust, Series 2020-SB80, Class X1(b)(g)	1.12%	09/25/30	56,678,113	2,275,190
FRESB Mortgage Trust, Series 2020-SB81, Class X1(b)(g)	1.04%	10/25/30	19,017,252	721,263
FRESB Mortgage Trust, Series 2021-SB82, Class X1(b)(g)	1.06%	10/25/40	45,893,510	1,527,781
FRESB Mortgage Trust, Series 2021-SB83, Class X1(b)(g)	0.87%	01/25/41	28,855,382	952,112
FRESB Mortgage Trust, Series 2021-SB84, Class X1(b)(g)	0.50%	01/25/31	27,838,959	562,386
FRESB Mortgage Trust, Series 2022-SB95, Class X1(b)(g)	0.00%	11/25/31	118,412,909	1,218,102
GAM RE-REMIC Trust, Series 2022-FRR3, Class EK41(c)(d)	0.00%	10/27/47	2,445,000	2,198,544
Government National Mortgage Association, Series 2018-16, Class IO(b)(g)	0.58%	03/16/59	72,681,648	2,645,612
Great Wolf Trust 2019-WOLF, Class C(b)(c)	1M CME TERM SOFR + 1.75%	12/15/24	10,695,000	10,559,174
Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7(c)	3.91%	08/05/34	12,896,000	11,588,346
Hudsons Bay Simon JV Trust, Series 2015-HBFL, Class AFL(b)(c)	1M CME TERM SOFR + 1.94%	08/05/34	11,274,447	11,032,046
Hudsons Bay Simon JV Trust 2015-HBS, Series 2015-HB10, Class A10(c)	4.15%	08/05/25	2,214,207	2,004,079
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AJ(b)	6.50%	02/15/51	5,222,610	4,997,515
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2008-C2, Class AM(b)	6.83%	02/12/51	3,705,455	1,959,815

See Notes to Consolidated Financial Statements.
8	www.axonicfunds.com

Axonic Strategic Income Fund	Consolidated Schedule of Investments
October 31, 2023

	Rate	Maturity Date	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-NINE, Class A(b)(c)	2.85%	09/06/26	$25,000,000	$22,050,000
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class B(b)(c)	1M CME TERM SOFR + 1.11%	04/15/27	19,525,591	17,161,042
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class G(b)(c)	1M US SOFR + 4.27%	04/15/27	7,400,199	6,284,249
MRCD 2019-MARK Mortgage Trust, Series 2019-PARK, Class G(c)	2.72%	12/15/24	8,311,000	6,193,726
MTK Mortgage Trust, Series 2021-GRNY, Class F(b)(c)	1M CME TERM SOFR + 5.91%	12/15/23	2,600,000	2,454,140
MTK Mortgage Trust, Series 2021-GRNY, Class B(b)(c)	1M CME TERM SOFR + 2.76%	12/15/23	22,648,900	21,704,441
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class F(b)(c)	1M US SOFR + 5.29%	03/15/27	10,000,000	9,207,000
NCMF Trust, Series 2022-MFP, Class G(b)(c)	1M CME TERM SOFR + 5.13%	03/15/27	12,600,000	11,758,320
SB Multifamily Repack Trust, Series 2020-FRR1, Class A(c)	5.60%	05/27/26	16,123,490	15,886,474
Series RR , Series 2014-1, Class A(c)(d)	0.00%	04/25/24	700,000	679,560
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B(b)(c)	4.14%	01/05/35	7,000,000	4,526,200
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class B(b)(c)	4.39%	01/05/35	3,692,000	2,167,573
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class C(b)(c)	4.39%	01/05/35	3,179,000	1,712,845
SLG Office Trust, Series 2021-OVA, Class E(c)	2.85%	07/15/31	13,600,000	9,242,560
SMR Mortgage Trust, Series 2022-IND, Class E(b)(c)	1M CME TERM SOFR + 5.00%	02/15/24	10,483,290	9,586,969
Velocity Commercial Capital Loan Trust, Series 2019-2, Class M5(b)(c)	4.93%	03/25/27	285,177	239,393
Velocity Commercial Capital Loan Trust, Series 2019-2, Class M6(b)(c)	6.30%	02/25/28	339,022	265,261
Velocity Commercial Capital Loan Trust, Series 2019-1, Class M6(b)(c)	6.79%	10/29/29	1,446,067	1,070,588
Velocity Commercial Capital Loan Trust, Series 2019-3, Class M5(b)(c)	4.73%	08/25/28	311,071	246,326
Velocity Commercial Capital Loan Trust, Series 2020-1, Class M6(b)(c)	5.69%	02/25/50	1,010,338	694,876
Velocity Commercial Capital Loan Trust, Series 2021-1, Class M6(b)(c)	5.03%	03/25/31	1,979,181	1,153,218
Velocity Commercial Capital Loan Trust, Series 2021-3, Class M6(b)(c)	5.03%	11/25/31	687,886	453,392
Velocity Commercial Capital Loan Trust, Series 2022-1, Class M5(b)(c)	5.82%	06/25/32	3,857,986	2,974,871
Velocity Commercial Capital Loan Trust, Series 2022-1, Class M6(b)(c)	5.82%	08/25/33	2,281,768	1,735,693
Velocity Commercial Capital Loan Trust, Series 2022-2, Class M5(b)(c)	5.84%	04/25/52	3,750,383	2,803,037
VMC Finance LLC, Series 2021-HT1, Class B(b)(c)	1M CME TERM SOFR + 4.61%	01/18/37	20,580,000	19,606,566
Wells Fargo Commercial Mortgage Trust, Series 2020-SDAL, Class E(b)(c)	1M CME TERM SOFR + 2.85%	02/15/25	3,742,000	3,672,399

See Notes to Consolidated Financial Statements.
Annual Report | October 31, 2023	9

Axonic Strategic Income Fund	Consolidated Schedule of Investments
October 31, 2023

	Rate	Maturity Date	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust, Series 2020-SDAL, Class F(b)(c)	1M CME TERM SOFR + 3.61%	02/15/25	$1,469,000	$1,426,399

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $519,162,774)				469,538,921

CONVERTIBLE CORPORATE BONDS (3.72%)
MFA Financial, Inc.	6.25%	06/15/24	30,730,000	30,066,232
PennyMac Corp.	5.50%	11/01/24	5,000,000	4,873,000
PennyMac Corp.	5.50%	03/15/26	10,682,000	9,600,981
Redwood Trust, Inc.	5.63%	07/15/24	8,763,000	8,578,101
RWT Holdings, Inc.	5.75%	10/01/25	19,800,000	18,318,960

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $72,961,585)				71,437,274

CORPORATE BONDS (1.38%)
Ambac Assurance Corp.(c)	5.10%	12/31/99	2,079,758	2,984,452
Apollo Commercial Real Estate Finance, Inc.(c)	4.63%	06/15/29	5,000,000	3,862,500
GKN Subordinated CTL Pass-Through Trust/Auburn MI(b)(c)(d)	0.00%	03/15/30	7,076,849	3,560,363
Rithm Capital Corp.(c)	6.25%	10/15/25	16,839,000	16,039,148

TOTAL CORPORATE BONDS
(Cost $28,283,831)				26,446,463

GOVERNMENT BOND (4.80%)
U.S. Treasury Bond	3.88%	08/15/33	100,000,000	92,054,688

TOTAL GOVERNMENT BOND
(Cost $92,426,281)				92,054,688

RESIDENTIAL MORTGAGE-BACKED SECURITIES (27.39%)
A&D Mortgage Trust, Series 2023-NQM4, Class A3(c)(e)	8.10%	10/25/27	1,000,000	1,000,943
A&D Mortgage Trust, Series 2023-NQM4, Class A2(c)(e)	7.82%	10/25/27	4,170,000	4,175,945
AlphaFlow Transitional Mortgage Trust, Series 2021-WL1, Class A2(c)(e)	5.61%	01/25/26	573,701	472,450
Alternative Loan Trust, Series 2006-14CB, Class A5(b)	1M CME TERM SOFR + 0.81%	06/25/36	2,223,130	1,108,972
Alternative Loan Trust, Series 2006-18CB, Class A5(b)	1M CME TERM SOFR + 0.46%	07/25/36	2,001,388	923,849
Alternative Loan Trust, Series 2006-18CB, Class A1(b)	1M CME TERM SOFR + 0.58%	07/25/36	9,385,700	4,404,377
Alternative Loan Trust, Series 2006-18CB, Class A7(b)	1M CME TERM SOFR + 0.46%	07/25/36	24,846,094	11,469,056
Alternative Loan Trust, Series 2006-20CB, Class A4(b)	1M CME TERM SOFR + 0.46%	07/25/36	4,951,168	1,863,289
Alternative Loan Trust, Series 2006-20CB, Class A6(b)	1M CME TERM SOFR + 0.61%	07/25/36	1,884,659	727,342
Alternative Loan Trust, Series 2006-24CB, Class A5(b)	1M CME TERM SOFR + 0.71%	08/25/36	5,371,579	2,680,946
Alternative Loan Trust, Series 2006-24CB, Class A19(b)	1M CME TERM SOFR + 0.61%	08/25/36	2,478,672	1,218,894

See Notes to Consolidated Financial Statements.
10	www.axonicfunds.com

Axonic Strategic Income Fund	Consolidated Schedule of Investments
October 31, 2023

	Rate	Maturity Date	Principal Amount	Value
Alternative Loan Trust, Series 2006-40T1, Class 1A3(b)	1M CME TERM SOFR + 0.66%	01/25/37	$4,587,653	$2,694,705
Alternative Loan Trust, Series 2006-41CB, Class 2A8(b)	1M CME TERM SOFR + 0.76%	01/25/37	3,203,755	1,560,868
Alternative Loan Trust, Series 2006-41CB, Class 2A7(b)	1M CME TERM SOFR + 0.71%	01/25/37	3,057,287	1,479,791
Alternative Loan Trust, Series 2006-42, Class 1A1(b)	1M CME TERM SOFR + 0.71%	01/25/47	6,411,341	3,169,435
Alternative Loan Trust, Series 2006-6CB, Class 2A13(b)	1M CME TERM SOFR + 0.51%	05/25/36	3,954,804	1,381,824
Alternative Loan Trust, Series 2007-2CB, Class 1A12(b)	1M CME TERM SOFR + 0.61%	03/25/37	1,632,782	810,891
Alternative Loan Trust, Series 2007-5CB, Class 1A19(b)	1M CME TERM SOFR + 0.56%	04/25/37	13,075,397	6,186,408
Alternative Loan Trust, Series 2007-5CB, Class 1A21(b)	1M CME TERM SOFR + 0.65%	04/25/37	2,094,606	1,002,320
AMSR, Series 2021-SFR3, Class G(c)	3.80%	10/17/26	7,000,000	5,882,218
Angel Oak Mortgage Trust, Series 2020-R1, Class A1(b)(c)	0.99%	12/25/24	665,588	593,404
Angel Oak Mortgage Trust, Series 2022-1, Class B2(b)(c)	4.02%	01/25/26	1,185,369	660,545
Angel Oak Mortgage Trust I LLC, Series 2019-1, Class M1(b)(c)	4.50%	11/25/48	3,880,848	3,795,693
ANTLR Mortgage Trust, Series 2021-RTL1, Class A1(c)(e)	3.12%	11/25/24	3,158,458	3,145,855
Bear Stearns Asset Backed Securities I Trust, Series 2007-AC5, Class A2	6.00%	07/25/37	4,492,876	1,474,447
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE3, Class 1A4(b)	1M CME TERM SOFR + 0.46%	04/25/37	511,918	463,138
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE3, Class 1A3(b)	1M CME TERM SOFR + 0.36%	04/25/37	579,516	729,218
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE7, Class M1(b)	1M CME TERM SOFR + 0.51%	10/25/37	3,986,727	2,830,090
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A2A(b)	1M CME TERM SOFR + 0.35%	10/25/36	332,969	330,973
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A2G(b)	1M CME TERM SOFR + 0.35%	10/25/36	2,661,425	2,645,473
Bear Stearns Mortgage Funding Trust, Series 2007-AR2, Class A2(b)	1M CME TERM SOFR + 0.51%	03/25/37	6,264,738	5,547,498
Bear Stearns Mortgage Funding Trust, Series 2007-AR4, Class G2AB(b)	1M CME TERM SOFR + 0.35%	04/25/37	5,689,353	5,087,102
Bear Stearns Mortgage Funding Trust, Series 2007-AR5, Class 1A2G(b)	1M CME TERM SOFR + 0.55%	06/25/37	834,421	717,881
Bear Stearns Mortgage Funding Trust, Series 2007-AR5, Class 2A2(b)	1M CME TERM SOFR + 0.34%	06/25/37	2,160,451	1,924,427
Boston Lending Trust, Series 2022-1, Class M2(b)(c)	2.75%	02/25/27	2,621,501	1,854,450
BRAVO Residential Funding Trust, Series 2021-NQM1, Class A1(b)(c)	0.94%	02/25/49	3,236,507	2,796,604
BRAVO Residential Funding Trust, Series 2021-NQM1, Class A3(b)(c)	1.33%	02/25/49	1,032,534	883,384
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A1(b)(c)	1.70%	04/25/60	7,207,726	6,272,455
CHL Mortgage Pass-Through Trust, Series 2007-4, Class 1A51(b)	1M CME TERM SOFR + 0.71%	05/25/37	2,261,388	894,594
CHNGE Mortgage Trust, Series 2023-3, Class A1(c)(e)	7.10%	06/25/27	4,693,258	4,636,937
CHNGE Mortgage Trust, Series 2023-4, Class A1(b)(c)(e)	7.57%	09/25/58	7,671,948	7,645,094

See Notes to Consolidated Financial Statements.
Annual Report | October 31, 2023	11

Axonic Strategic Income Fund	Consolidated Schedule of Investments
October 31, 2023

	Rate	Maturity Date	Principal Amount	Value
CitiMortgage Alternative Loan Trust, Series 2007-A2, Class 1A1(b)	1M CME TERM SOFR + 0.71%	02/25/37	$1,319,938	$1,091,712
COLTMortgage Pass-Through Certificates, Series 2021-1R, Class A3(b)(c)	1.42%	05/25/65	3,222,548	2,624,309
COLT Mortgage Loan Trust, Series 2022-1, Class B2(b)(c)	4.11%	12/27/66	1,000,000	645,918
COLT Mortgage Loan Trust, Series 2023-3, Class A3(c)(e)	7.58%	09/25/68	2,288,000	2,283,100
CoreVest American Finance Ltd, Series 2022-RTL1, Class A1(e)	4.25%	05/28/29	1,280,000	1,223,187
Credit Suisse Mortgage Capital Certificates, Series 2021-NQM3, Class B2(b)(c)	4.13%	04/25/66	800,000	428,264
Deephaven Residential Mortgage Trust, Series 2021-3, Class B2(b)(c)	4.13%	09/25/25	2,800,000	1,528,224
Deephaven Residential Mortgage Trust, Series 2022-1, Class B2(b)(c)	4.28%	01/25/26	2,628,000	1,488,116
Dominion Mortgage Trust, Series 2021-RTL1, Class A1(c)(e)	2.49%	02/25/25	20,000,000	18,677,304
Dominion Mortgage Trust, Series 2021-RTL1, Class M(c)(e)	5.73%	02/25/25	3,500,000	2,874,120
Ellington Financial Mortgage Trust 2017-1, Series 2021-1, Class A1(b)(c)	0.80%	02/25/66	2,442,256	1,947,443
GCAT, Series 2021-NQM4, Class A1(b)(c)	1.09%	08/25/25	5,009,967	3,666,909
GS Mortgage-Backed Securities Trust, Series 2021-NQM1, Class B2(b)(c)	4.21%	07/25/61	1,000,000	596,097
Home Partners of America, Series 2021-2, Class G(c)	4.51%	12/17/26	5,775,901	4,917,025
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3(b)(c)	1.62%	06/25/56	6,027,906	4,835,265
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class B2(b)(c)	4.36%	06/25/56	2,785,000	1,604,083
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A2(b)(c)	1.21%	06/25/56	5,525,581	4,416,676
Lehman Mortgage Trust, Series 2005-2, Class 3A1(b)	1M CME TERM SOFR + 0.86%	12/25/35	1,373,952	716,617
Lehman Mortgage Trust, Series 2005-2, Class 2A1(b)	1M CME TERM SOFR + 0.79%	12/25/35	4,918,486	2,798,495
Lehman Mortgage Trust, Series 2006-9, Class 1A5(b)	1M CME TERM SOFR + 0.71%	01/25/37	1,687,015	967,610
Lehman Mortgage Trust, Series 2008-3, Class A1(b)	1M CME TERM SOFR + 0.48%	02/25/37	7,825,658	2,109,391
Lehman XS Trust, Series 2007-6, Class 3A32(b)	1M CME TERM SOFR + 0.61%	05/25/37	6,824,711	5,861,986
Lehman XS Trust, Series 2007-6, Class 3A31(e)	4.27%	05/25/37	3,217,628	2,755,509
LHOME Mortgage Trust, Series 2022-RTL1, Class A1(c)	3.97%	02/25/27	17,000,000	16,490,554
LHOME Mortgage Trust, Series 2022-RTL2, Class M(c)(e)	8.00%	04/25/27	4,413,000	4,101,565
LHOME Mortgage Trust, Series 2021-RTL1, Class A1(b)(c)	3.09%	02/25/26	643,614	641,414
LHOME Mortgage Trust, Series 2021-RTL2, Class M(c)(e)	4.61%	01/25/24	4,750,000	4,322,728
LHOME Mortgage Trust, Series 2021-RTL3, Class M(c)(e)	5.19%	05/25/25	9,000,000	8,151,445
LHOME Mortgage Trust, Series 2023-RTL1, Class A1(c)(e)	7.87%	01/25/28	11,000,000	10,959,578
LHOME Mortgage Trust, Series 2023-RTL2, Class A1(b)(c)(e)	8.00%	06/25/28	15,000,000	14,968,920
LHOME Mortgage Trust, Series 2023-RTL3, Class A1(b)(c)(e)	8.00%	08/25/28	28,498,000	28,434,757
LHOME Mortgage Trust, Series 2023-RTL3, Class A2(b)(c)(e)	9.00%	08/25/28	3,000,000	2,949,032
MASTR Alternative Loan Trust, Series 2007-1, Class 2A15(b)	1M CME TERM SOFR + 0.48%	10/25/36	924,970	241,082
MFA , Series 2021-INV1, Class A2(b)(c)	1.06%	01/25/56	568,357	509,766
MFA , Series 2022-RTL1, Class A2(c)(e)	6.41%	03/25/24	13,000,000	12,191,882
MFA 2023-NQM3 Trust, Series 2023-RTL1, Class A1(c)(e)	7.58%	08/25/27	7,500,000	7,422,324
MFA , Series 2023-RTL2, Class A1(c)(e)	8.50%	04/25/26	25,486,000	25,497,193
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class 4B2(b)(c)	4.19%	08/26/47	1,753,165	1,195,650

See Notes to Consolidated Financial Statements.
12	www.axonicfunds.com

Axonic Strategic Income Fund	Consolidated Schedule of Investments
October 31, 2023

	Rate	Maturity Date	Principal Amount	Value
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-3, Class A2(b)(c)	6.00%	09/25/53	$7,000,000	$6,702,500
Morgan Stanley Residential Mortgage Loan Trust, Series 2023- NQM1, Class A1(c)(e)	7.28%	10/25/27	10,000,000	10,007,478
New Residential Mortgage Loan Trust, Series 2022-NQM2, Class B1(b)(c)	3.87%	02/25/26	3,087,000	1,695,769
NYMT Loan Trust, Series 2022-BPL1, Class A1(c)(e)	3.97%	11/25/27	7,545,000	7,292,528
OBX , Series 2021-NQM1, Class A1(b)(c)	1.07%	03/25/25	7,031,890	5,530,736
OBX , Series 2021-NQM2, Class A1(b)(c)	1.10%	05/25/61	6,199,993	4,493,382
Point Securitization Trust, Series 2021-1, Class A2(b)(c)(g)	5.56%	02/25/52	14,000,001	11,517,421
Progress Residential , Series 2021-SFR10, Class G(c)	4.86%	12/17/28	3,980,603	3,168,372
Progress Residential , Series 2022-SFR1, Class G(c)	5.52%	02/17/29	2,000,000	1,596,479
PRPM , Series 2023-NQM2, Class A2(c)(e)	7.00%	09/25/27	8,370,000	8,306,616
RAAC, Series 2007-SP1, Class M3(b)	1M CME TERM SOFR + 1.61%	03/25/37	3,219,351	2,359,717
RALI, Series 2006-QS2, Class 1A10(b)	1M CME TERM SOFR + 0.61%	02/25/36	1,202,316	907,763
RALI, Series 2006-QS8, Class A4(b)	1M CME TERM SOFR + 0.56%	08/25/36	1,027,400	742,939
RALI, Series 2007-QO5, Class A(b)	12M US FED + 3.12%	08/25/47	9,462,102	1,603,024
Residential Asset Securitization Trust, Series 2006-R1, Class A2(b)	1M CME TERM SOFR + 0.51%	01/25/46	9,989,869	3,651,772
Residential Asset Securitization Trust, Series 2007-A1, Class A1	6.00%	03/25/37	3,524,933	1,080,216
Residential Mortgage Loan Trust, Series 2020-1, Class A3(b)(c)	2.68%	01/26/60	915,153	862,781
RMF Proprietary Issuance Trust, Series 2022-1, Class M2(b)(c)	3.00%	01/25/28	5,000,000	3,782,000
Roc Mortgage Trust, Series 2021-RTL1, Class A1(b)(c)	2.49%	03/25/24	25,957,740	25,566,415
Roc Mortgage Trust, Series 2021-RTL1, Class M(b)(c)	5.68%	03/25/24	6,745,000	5,971,833
Saxon Asset Securities Trust, Series 2005-1, Class M4(b)	1M US L + 1.13%	03/25/35	730,404	422,614
SG Residential Mortgage Trust, Series 2019-3, Class A2(b)(c)	2.88%	09/25/59	651,001	627,135
SG Residential Mortgage Trust, Series 2019-3, Class A3(b)(c)	3.08%	09/25/59	550,297	530,241
Specialty Underwriting & Residential Finance, Series 2005-BC1, Class B1(b)	1M CME TERM SOFR + 1.91%	12/25/35	1,986,367	1,613,112
Spruce Hill Mortgage Loan Trust, Series 2020-SH2, Class M1(b)(c)	4.33%	06/25/55	3,520,221	3,427,481
STAR , Series 2021-1, Class A1(b)(c)	1.22%	05/25/65	1,124,827	963,897
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3(b)(c)	2.92%	09/27/49	9,421,834	8,907,623
Starwood Mortgage Residential Trust, Series 2021-2, Class A2(b)(c)	1.17%	05/25/65	982,844	869,784
Starwood Mortgage Residential Trust, Series 2021-2, Class A3(b)(c)	1.43%	05/25/65	1,198,590	1,047,571
Starwood Mortgage Residential Trust, Series 2021-4, Class B2(b)(c)	4.14%	08/25/56	3,700,000	2,131,422
Starwood Mortgage Residential Trust, Series 2021-4, Class A1(b)(c)	1.16%	08/25/56	8,534,420	6,739,705
Structured Asset Mortgage Investments II Trust, Series 2007-AR1, Class 2A2(b)	1M CME TERM SOFR + 0.32%	01/25/37	1,549,988	1,477,550
Structured Asset Mortgage Investments II Trust, Series 2007-AR2, Class 1A2(b)	1M CME TERM SOFR + 0.49%	02/25/37	4,888,531	5,120,666
Toorak Mortgage Corp., Ltd., Series 2021-1, Class A1(c)(e)	2.24%	06/25/24	1,461,047	1,413,493
Toorak Mortgage Corp., Ltd., Series 2021-1, Class M1(c)(e)	5.80%	06/25/24	9,500,000	8,882,933
Toorak Mortgage Trust, Series 2022-1, Class A1(c)(e)	3.97%	03/25/29	6,506,000	6,195,134
TVC Mortgage Trust, Series 2023-RTL1, Class A1(c)(e)	8.25%	11/25/27	12,000,000	12,024,649
Velocity Commercial Capital Loan Trust, Series 2023-RTL1, Class A1(c)(e)	8.00%	01/25/26	2,903,000	2,860,795

See Notes to Consolidated Financial Statements.
Annual Report | October 31, 2023	13

Axonic Strategic Income Fund	Consolidated Schedule of Investments
October 31, 2023

	Rate	Maturity Date	Principal Amount	Value
Verus Securitization Trust, Series 2021-3	1.05%	06/25/66	$8,858,969	$7,005,552
Verus Securitization Trust, Series 2021-R1, Class A1(b)(c)	0.82%	10/25/63	2,238,418	2,007,236
Verus Securitization Trust, Series 2021-R1, Class A2(b)(c)	1.06%	10/25/63	1,661,418	1,492,107
Verus Securitization Trust, Series 2021-R1, Class A3(b)(c)	1.26%	10/25/63	3,978,617	3,571,532
Verus Securitization Trust, Series 2021-R3, Class B2(b)(c)	4.07%	04/25/64	3,000,000	1,875,101
Verus Securitization Trust, Series 2023-6, Class A3(c)(e)	7.09%	09/25/27	2,589,000	2,569,043
Verus Securitization Trust, Series 2023-7, Class A3(c)(e)	7.42%	10/25/68	4,388,000	4,386,216
Verus Securitization Trust, Series 2023-7, Class A2(c)(e)	7.27%	10/25/68	12,000,000	11,995,324
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3, Class 1CB3(b)	1M CME TERM SOFR + 0.56%	05/25/35	1,172,555	951,852

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost $566,257,652)				525,228,544

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS - COMMON SHARES (17.80%)
First American Government Obligations Fund	5.27%	341,423,670	341,423,670

TOTAL SHORT TERM INVESTMENTS
(Cost $341,423,670)			341,423,670

TOTAL INVESTMENTS (99.98%)
(Cost $2,071,357,863)			$1,917,515,575

Other Assets In Excess Of Liabilities (0.02%)			307,796
NET ASSETS (100.00%)			$1,917,823,371

(a)	Perpetual maturity.
(b)	Floating or variable rate security. The Reference Rates are described below. Interest rate shown reflects the rate in effect at October 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts to $1,208,310,203, which represents 63.26% of net assets as of October 31, 2023.
(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(e)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at October 31, 2023.
(f)	The Fund’s interest in this loan is held through a wholly-owned LLC of the Fund.
(g)	Interest only securities.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

FED - Federal Funds Rate

Reference Rates:

1M US L - 1 Month LIBOR as of October 31, 2023 was 5.43%

3M US L - 3 Month LIBOR as of October 31, 2023 was 5.64%

1M CME Term SOFR - 1 Month CME SOFR as of October 31, 2023 was 5.34%

See Notes to Consolidated Financial Statements.
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Axonic Strategic Income Fund	Consolidated Schedule of Investments
October 31, 2023

12M US FED - 12 Month US FED as of October 31, 2023 was 5.33%

1D US SOFR - 1 Day US SOFR as of October 31, 2023 was 5.35%

1M US SOFR - 1 Month US SOFR as of October 31, 2023 was 5.31%

30D US SOFR - 30 Day US SOFR as of October 31, 2023 was 5.31%

See Notes to Consolidated Financial Statements.
Annual Report | October 31, 2023	15

Axonic Strategic Income Fund	Consolidated Schedule of Investments
October 31, 2023

INTEREST RATE SWAP CONTRACTS (CENTRALLY CLEARED)

Pay/Receive Floating Rate*	Clearing House	Floating Rate	Expiration Date	Notional Amount**	Currency	Fixed Rate	Fair Value	Unrealized Appreciation / (Depreciation)
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/07/2027	4,000,000	USD	2.46%	$273,619	$273,619
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/07/2024	13,000,000	USD	2.45%	173,110	173,110
Receive	Goldman Sachs & Co. LLC	3M US SOFR	05/25/2026	20,000,000	USD	0.91%	1,977,219	1,977,219
Receive	Goldman Sachs & Co. LLC	3M US SOFR	12/17/2023	50,000,000	USD	0.87%	314,415	314,414
Receive	Goldman Sachs & Co. LLC	3M US SOFR	08/05/2026	50,000,000	USD	0.73%	5,469,098	5,469,098
Receive	Goldman Sachs & Co. LLC	1D US SOFR	07/07/2027	5,000,000	USD	2.54%	347,482	347,482
Receive	Goldman Sachs & Co. LLC	1D US SOFR	08/05/2024	2,000,000	USD	3.04%	36,306	36,306
Receive	Goldman Sachs & Co. LLC	1D US SOFR	08/05/2025	2,000,000	USD	2.82%	74,563	74,563
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/11/2025	2,800,000	USD	2.51%	104,014	104,014
Receive	Goldman Sachs & Co. LLC	1D US SOFR	03/21/2026	9,000,000	USD	1.99%	573,561	573,561
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/19/2026	2,000,000	USD	2.50%	106,645	106,645
Receive	Goldman Sachs & Co. LLC	1D US SOFR	07/08/2024	2,000,000	USD	2.87%	35,280	35,280
Receive	Goldman Sachs & Co. LLC	1D US SOFR	08/05/2024	2,000,000	USD	3.10%	35,367	35,367
Receive	Goldman Sachs & Co. LLC	1D US SOFR	08/05/2025	2,000,000	USD	2.87%	72,934	72,934
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/14/2025	3,000,000	USD	2.43%	115,224	115,224
Receive	Goldman Sachs & Co. LLC	1D US SOFR	05/13/2026	3,837,000	USD	2.69%	191,577	191,577
							$9,900,413	$9,900,413

Pay	Goldman Sachs & Co. LLC	1D US SOFR	10/03/2033	50,000,000	USD	4.27%	$(992,898)	$(992,898)
Pay	Goldman Sachs & Co. LLC	1D US SOFR	10/04/2033	50,000,000	USD	4.39%	(521,303)	(521,303)
Pay	Goldman Sachs & Co. LLC	1D US SOFR	10/16/2033	50,000,000	USD	4.39%	(500,344)	(500,344)
Pay	Goldman Sachs & Co. LLC	1M US SOFR	04/24/2033	35,542,920	USD	3.78%	(3,402,803)	(3,402,803)
Pay	Goldman Sachs & Co. LLC	1M US SOFR	04/03/2033	34,745,115	USD	3.39%	(3,265,521)	(3,265,521)
							$(8,682,869)	$(8,682,869)
							$1,217,544	$1,217,544

*	The swap contracts with the floating rates of 1D US SOFR pay and receive interest amounts annually, while 1M US SOFR pay amounts semiannually and receive amounts quarterly, and while 3M US SOFR pay amounts monthly and receive amounts semiannually.
**	The notional amount of each interest rate swap contract is stated in the currency in which the derivative is denominated.

See Notes to Consolidated Financial Statements.
16	www.axonicfunds.com

Axonic Strategic Income Fund	Consolidated Statement of Assets and Liabilities
October 31, 2023

ASSETS:
Investments, at fair value (Cost $2,071,357,863)	$1,917,515,575
Unrealized appreciation on interest rate swap contracts	1,217,544
Receivable for investment securities sold	313,001
Dividend receivable	75,373
Interest receivable	8,870,003
Receivable for shares sold	8,725,904
Deposit held with broker for interest rate swap contracts	10,270,674
Prepaid expenses and other assets	18,500
Total Assets	1,947,006,574

LIABILITIES:
Payable for investments purchased	20,032,531
Income distribution payable	2,416,586
Capital shares payable	4,810,640
Accrued legal and audit fees payable	80,455
Due to Adviser	1,321,141
Accrued fund accounting and administration fees payable	329,405
Distribution and shareholder service fees payable	28,115
Accrued Chief Compliance Officer fee payable	4,167
Other payables and accrued expenses	160,163
Total Liabilities	29,183,203
Net Assets	$1,917,823,371

COMPOSITION OF NET ASSETS:
Paid-in capital	$2,050,808,149
Total distributable earnings (accumulated deficit)	(132,984,778)
Net Assets	$1,917,823,371

PRICING OF SHARES:
Class A
Net Assets	$62,414,847
Shares of beneficial interest outstanding (unlimited number of shares, no par value common share authorized)	7,196,036
Net Asset Value and redemption price per share	$8.67
Institutional Class
Net Assets	$1,855,408,524
Shares of beneficial interest outstanding (unlimited number of shares, no par value common share authorized)	211,105,129
Net Asset Value and redemption price per share	$8.79

See Notes to Consolidated Financial Statements.
Annual Report | October 31, 2023	17

Axonic Strategic Income Fund	Consolidated Statement of Operations
For the Year Ended October 31, 2023

INVESTMENT INCOME:
Dividends	$19,389,888
Interest	104,761,379
Total Investment Income	124,151,267

EXPENSES:
Advisory fees (Note 4)	12,647,168
Audit and tax fees	55,375
Chief Compliance Officer fee (Note 4)	50,000
Custodian fees	141,834
Distribution fees
Class A	131,553
Fund accounting and administration fees (Note 4)	1,033,026
Insurance expenses	61,099
Interest Expense	291,605
Legal fees	164,314
Printing expenses	119,313
Registration expenses	113,391
Shareholder service fees
Class A	78,932
Transfer agent fees (Note 4)	230,319
Trustees' fees and expenses (Note 4)	169,702
Other expenses	99,887
Recoupment of previously waived fees (Note 4)	14,304
Total expenses before waiver/reimbursement/recoupment (Note 4)	15,401,822
Net expenses	15,401,822
Net Investment Income	108,749,445

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss on investments	(10,990,794)
Net realized gain on interest rate swap contracts	16,119,492
Net change in unrealized (depreciation) on investments	(10,070,358)
Net change in unrealized (depreciation) on interest rate swap contracts	(21,638,755)
Net Realized and Unrealized Loss on Investments	(26,580,415)

Net Increase in Net Assets from Operations	$82,169,030

See Notes to Consolidated Financial Statements.
18	www.axonicfunds.com

Axonic Strategic Income Fund	Consolidated Statement of Changes in Net Assets

	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022
FROM OPERATIONS:
Net investment income	$108,749,445	$62,500,128
Net realized gain	5,128,698	4,225,865
Net change in unrealized (depreciation)	(31,709,113)	(137,005,903)
Net Increase/(Decrease) in Net Assets from Operations	82,169,030	(70,279,910)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings
Class A	(3,336,744)	(2,998,205)
Institutional Class	(92,176,627)	(95,860,121)
Decrease in Net Assets from Distributions to Shareholders	(95,513,371)	(98,858,326)

CAPITAL SHARE TRANSACTIONS:
Class A
Proceeds from sale of shares of beneficial interest	37,021,653	34,255,131
Distributions reinvested	3,053,488	2,672,358
Disbursements for redemption of shares of beneficial interest	(21,606,067)	(27,285,729)
Institutional Class
Proceeds from sale of shares of beneficial interest	1,115,039,459	722,865,452
Distributions reinvested	67,278,841	68,313,060
Disbursements for redemption of shares of beneficial interest	(627,928,046)	(620,328,268)
Net Increase from Capital Share Transactions	572,859,328	180,492,004
Net Increase in Net Assets	559,514,987	11,353,768

NET ASSETS:
Beginning of period	1,358,308,384	1,346,954,616
End of period	$1,917,823,371	$1,358,308,384

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Class A
Beginning shares	5,072,634	4,067,120
Issued	4,257,979	3,679,860
Distributions reinvested	351,474	285,277
Redeemed	(2,486,051)	(2,959,623)
Institutional Class
Beginning shares	148,201,874	130,781,627
Issued	126,750,994	76,296,995
Distributions reinvested	7,657,616	7,217,982
Redeemed	(71,505,355)	(66,094,730)
Net increase in capital shares	65,026,657	18,425,761
Ending shares	218,301,165	153,274,508

See Notes to Consolidated Financial Statements.
Annual Report | October 31, 2023	19

Axonic Strategic Income Fund Class A	Consolidated Financial Highlights
For a Share Outstanding Throughout the Period Presented

	For the Year Ended October 31, 2023		For the Year Ended October 31, 2022		For the Year Ended October 31, 2021		For the Period July 17, 2020 (Commencement of Operations) to October 31, 2020
OPERATING PERFORMANCE:
Net asset value - beginning of period	$8.78		$9.94		$9.68		$9.55
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.60		0.37		0.44		0.06
Net realized and unrealized gain/(loss) on investments	(0.16)		(0.90)		0.30	(b)	0.15	(b)
Total Income/(Loss) from Investment Operations	0.44		(0.53)		0.74		0.21

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.53)		(0.43)		(0.43)		(0.08)
From net realized gains	(0.02)		(0.20)		(0.05)		–
Total Distributions to Shareholders	(0.55)		(0.63)		(0.48)		(0.08)

Net asset value - end of period	$8.67		$8.78		$9.94		$9.68

Total Investment Return - Net Asset Value(c)	5.25	%(d)	(5.29	%)(d)	7.85	%(d)	2.17	%(d)(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets end of period (000s)	$62,415		$44,534		$40,414		$22,495
Ratio of expenses to average net assets excluding reimbursement/recoupment(f)	1.42%		1.39%		1.60%		1.84	%(g)
Ratio of expenses to average net assets including reimbursement/recoupment(f)	1.44%		1.50%		1.50%		1.50	%(g)
Ratio of net investment income to average net assets(f)	6.90%		3.93%		4.40%		2.28	%(g)
Portfolio turnover rate	38%		32%		66%		54	%(e)

(a)	Calculated using average shares method.
(b)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the period.
(c)	During periods in which certain expenses were reimbursed, total returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude applicable sales charges.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Not annualized.
(f)	Expenses and net investment income/(loss) amounts used to calculate the ratios above include amounts allocated to investors. An individual investor's results may vary based on a variety of factors and the timing of capital transactions.
(g)	Annualized.

See Notes to Consolidated Financial Statements.
20	www.axonicfunds.com

Axonic Strategic Income Fund
Institutional Class	Consolidated Financial Highlights
For a Share Outstanding Throughout the Period Presented

	For the Year Ended October 31, 2023		For the Year Ended October 31, 2022		For the Year Ended October 31, 2021		For the Period December 31, 2019 (Commencement of Operations) to October 31, 2020
OPERATING PERFORMANCE:
Net asset value - beginning of period	$8.86		$9.99		$9.69		$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.65		0.42		0.48		0.19
Net realized and unrealized gain/(loss) on investments	(0.15)		(0.92)		0.30	(b)	(0.40	)(b)
Total Income/(Loss) from Investment Operations	0.50		(0.50)		0.78		(0.21)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.55)		(0.43)		(0.43)		(0.10)
From net realized gains	(0.02)		(0.20)		(0.05)		–
Total Distributions to Shareholders	(0.57)		(0.63)		(0.48)		(0.10)

Net asset value - end of period	$8.79		$8.86		$9.99		$9.69

Total Investment Return - Net Asset Value(c)	5.82	%(d)	(4.84	%)(d)	8.28	%(d)	(2.11	%)(d)(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets end of period (000s)	$1,855,409		$1,313,775		$1,306,541		$615,640
Ratio of expenses to average net assets excluding reimbursement/recoupment(f)	1.02%		1.00%		1.02%		1.19	%(g)
Ratio of expenses to average net assets including reimbursement/recoupment(f)	1.02%		1.00%		1.04%		1.10	%(g)
Ratio of net investment income to average net assets(f)	7.31%		4.42%		4.87%		2.40	%(g)
Portfolio turnover rate	38%		32%		66%		54	%(e)

(a)	Calculated using average shares method.
(b)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the period.
(c)	During periods in which certain expenses were reimbursed, total returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude applicable sales charges.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Not annualized.
(f)	Expenses and net investment income/(loss) amounts used to calculate the ratios above include amounts allocated to investors. An individual investor's results may vary based on a variety of factors and the timing of capital transactions.
(g)	Annualized.

See Notes to Consolidated Financial Statements.
Annual Report | October 31, 2023	21

Axonic Strategic Income Fund	Notes to Consolidated Financial Statements
October 31, 2023

1. ORGANIZATION

Axonic Strategic Income Fund (the “Fund”), is a diversified series of the Axonic Funds (the ”Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on October 17, 2019 pursuant to a Declaration of Trust governed by the laws of the State of Delaware. Axonic Capital LLC (the “Adviser”) acts as the Fund’s investment adviser. The Adviser is a registered investment adviser and is responsible for making the investment decisions for the Fund’s portfolio. The Fund’s investment objective is to seek total return. Under normal circumstances, the Fund will concentrate its investments (i.e., invest 25% or more of its total assets (measured at the time of purchase)) in Mortgage-Backed Securities (“MBS”) and other mortgage-related securities (such as CMOs), which the Fund treats as investments in a group of industries.

The Fund currently offers Class A and Class I shares. Class A shares commenced operations on July 17, 2020 and Class I commenced operations on December 31, 2019. Class A shares are offered subject to a maximum sales charge of 2.25%. Class I shares are offered at NAV and are not subject to sales charges. The Fund may offer additional classes of shares in the future.

On December 23, 2021, the Fund formed a wholly-owned subsidiary (the "Subsidiary"). To the extent permitted by the 1940 Act, the Fund may make investments through the Subsidiary, which is a pass-through entity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 “Financial Services – Investment Companies.” The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Consolidation of Subsidiary – The consolidated financial statements include the financial position and the results of operations of the Fund and its Subsidiary. As of October 31, 2023, the total value of investments held by the Subsidiary is $13,623,479, or 0.71% of the Fund’s net assets.

All intercompany accounts and transactions have been eliminated in these consolidated financial statements.

Securities Valuation – The Fund values it investments at fair value. The Fund’s Board of Trustees (the “Board”) has approved pricing policies and procedures and fair valuation policies and procedures pursuant to which the Fund will value its investments. The Adviser has appointed an independent Administrator of the Fund, pursuant to the administration agreement, under which the Administrator independently calculates the daily Net Asset Value per share (“NAV”) of the Fund. In doing so, the Administrator, on a daily basis, in compliance with the policies and procedures described above, independently values the investment positions within the Fund’s portfolio. The Administrator at its discretion may notify the Fund or the Board of any valuation conflicts and/or non-compliance with the policies and procedures. The Administrator and the Adviser will include in quarterly written reports to the Board confirmation that the policies and procedures provide fair and accurate prices. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined. Investments in shares of funds, including money market funds, that are not traded on an exchange are valued at the end of day NAV of such fund.

Securities for which market prices are not “readily available” are valued in good faith by the Fund's Adviser as “valuation designee” under the oversight of the Fund's Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser's fair valuation determinations will be reviewed by the Board. The Advisor may, in turn and subject to its oversight, delegate pricing of securities for which market prices are readily available to the Funds' administrator. All fair valuation determinations shall be made by the Fair Value Committee (the “Committee”), in accordance with policies and procedures established by the Adviser. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government -imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

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Axonic Strategic Income Fund	Notes to Consolidated Financial Statements
October 31, 2023

Structured credit and other similar debt securities including, but not limited to, asset-backed securities, collateralized debt obligations, collateralized loan obligations, collateralized mortgage obligations, mortgage-backed securities, commercial mortgage-backed security, and other securitized investments backed by certain debt or other receivables (collectively, “Structured Credit Securities”), are valued on the basis of valuations provided by independent pricing services and /or dealers in those instruments recommended by the Adviser and approved by the Board. Interest Rate Swaps are valued by an independent pricing service as approved by the Manager. For centrally cleared swaps, the daily change in valuation and upfront payments, if any, are recorded as a receivable or payable for variation margin on the Consolidated Statement of Assets and Liabilities. In determining fair value, pricing services and dealers will generally use information with respect to transactions in the securities being valued, quotations from other dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities, and yield to maturity information. The Adviser will, based on its reasonable judgment, select the pricing service or dealer quotation that most accurately reflects the fair market value of the Structured Credit Security while taking into account the information utilized by the pricing service or dealer to formulate the quotation in addition to any other relevant factors.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using the fair valuation policies and procedures adopted by, and under the supervision of, the Board. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

The fair valuation policies and procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by an independent pricing service and broker-dealer is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level and supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve and credit quality.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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Axonic Strategic Income Fund	Notes to Consolidated Financial Statements
October 31, 2023

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of October 31, 2023:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$1,912,967	$–	$–	$1,912,967
Preferred Stocks	25,111,157	–	–	25,111,157
Asset-Backed Securities	–	344,183,409	–	344,183,409
Bank Loans	–	20,178,482	–	20,178,482
Commercial Mortgage-Backed Securities	–	469,538,921	–	469,538,921
Convertible Corporate Bonds	–	71,437,274	–	71,437,274
Corporate Bonds	–	26,446,463	–	26,446,463
Government Bonds	–	92,054,688	–	92,054,688
Residential Mortgage-Backed Securities	–	525,228,544	–	525,228,544
Short Term Investments	341,423,670	–	–	341,423,670
Total	$368,447,794	$1,549,067,781	$–	$1,917,515,575
Other Financial Instruments(b)
Assets:
Interest Rate Swap Contracts	$–	$9,900,413	$–	$9,900,413
Liabilities:
Interest Rate Swap Contracts	$–	$(8,682,869)	$–	$(8,682,869)
Total	$–	$1,217,544	$–	$1,217,544

(a)	For detailed descriptions of industries, see the accompanying Consolidated Schedule of Investments.
(b)	Other financial instruments are derivative instruments reflected in the Consolidated Schedule of Investments. The derivatives shown in this table are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value.

Securities Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income from REITs is recognized on the ex-dividend date. It is common for distributions from REITs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investment in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted over the estimated lives of such securities for financial statement purposes using the effective interest method. Gains and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of interest income.

Concentration of Credit Risk – The Fund places its cash with one banking institution, which is insured by Federal Deposit Insurance Corporation (“FDIC”). The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Federal and Other Taxes – No provision for income taxes is included in the accompanying consolidated financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

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Axonic Strategic Income Fund	Notes to Consolidated Financial Statements
October 31, 2023

The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax provisions to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the consolidated financial statements.

As of and during the year ended October 31, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Consolidated Statement of Operations. The Fund files U.S. federal, state and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for all open tax years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders – Distributions from the Fund’s net investment income are accrued daily and typically paid monthly. However, there can be no assurances that the Fund will achieve any level of distribution to its Shareholders. The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3. SWAPS

The Fund may transact in credit default swaps, total return swaps, interest rate swaps, equity swaps, currency swaps and other types of swaps. Such transactions are subject to market risk, liquidity risk, risk of default by the other party to the transaction, known as “counterparty risk,” regulatory risk and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs.

Swap agreements are primarily entered into by institutional investors and the value of such agreements may be extremely volatile. Certain swap agreements are traded OTC between two parties, while other more standardized swaps must be transacted through a futures commission merchant and centrally cleared or exchange-traded. While central clearing and exchange-trading are intended to reduce counterparty credit and liquidity risk, they do not make a swap transaction risk-free. The current regulatory environment regarding swap agreements is subject to change. The Adviser will continue to monitor these developments, particularly to the extent regulatory changes affect the Fund’s ability to enter into or close out swap agreements.

The swap market has matured in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity and may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. The inability to close derivative positions also could have an adverse impact on the Fund’s ability to effectively hedge its portfolio. If the Adviser is incorrect in its forecasts of market values, interest rates or currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used. In a total return swap, the Fund pays the counterparty a floating short-term interest rate and receives in exchange the total return of underlying loans or debt securities. The Fund bears the risk of default on the underlying loans or debt securities, based on the notional amount of the swap and, therefore, incurs a form of leverage. The Fund would typically have to post collateral to cover this potential obligation.

The Fund will “cover” its swap positions by segregating an amount of cash and/or liquid securities as required by the 1940 Act and applicable SEC interpretations and guidance from time to time.

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Axonic Strategic Income Fund	Notes to Consolidated Financial Statements
October 31, 2023

The table below is a summary of the effect of interest rate swaps on the Consolidated Statement of Assets and Liabilities.

Risk Exposure	Statement of Assets and Liabilities Location	Asset Derivatives Gross Unrealized Appreciation	Liability Derivatives Gross Unrealized Depreciation
Axonic Strategic Income Fund
Interest Rate Risk (Swap Contracts)	Unrealized appreciation/depreciation on interest rate swap contracts(a)	$1,217,544	$–
Total		$1,217,544	$–

(a)	The value presented includes cumulative gain/(loss) on swap contracts; however, the value reflected on the accompanying Consolidated Statement of Assets and Liabilities is the unsettled variation margin receivable/(payable) and/or unrealized appreciation/(depreciation) as of October 31, 2023.

Offsetting of Assets

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Cash Collateral Pledged(a)	Net Amount Payable
Axonic Strategic Income Fund
Interest rate swaps	$9,900,413	$(8,682,869)	$1,217,544	$–	$–	$1,217,544
Total	$9,900,413	$(8,682,869)	$1,217,544	$–	$–	$1,217,544

The average notional value of interest rate swap contracts from the period of initial investment to October 31, 2023, was $294,457,780.

The effect of interest rate swap contracts on the Consolidated Statement of Operations for the year ended October 31, 2023, is shown in the table below.

Risk Exposure	Statement of Operations Location	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)
Axonic Strategic Income Fund
Interest Rate Risk (Swap Contracts)	Net realized gain on interest rate swap contracts	$16,119,492	$(21,638,755)
Total		$16,119,492	$(21,638,755)

4. ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS

Advisory Fees – Pursuant to the investment advisory agreement by and between the Trust, on behalf of the Fund, and the Adviser (the “Investment Advisory Agreement”), and in consideration of the advisory services provided by the Adviser to the Fund, the Adviser is entitled to a management fee equal to 0.85% of the Fund’s average daily net assets. For the year ended October 31, 2023, the Fund incurred $12,647,168 in Advisory fees.

The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (inclusive of organizational and offering costs, but exclusive of any taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Fund’s Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement to 1.10% of the Fund’s average daily net assets (the “Expense Limit”) through December 31, 2024. The Expense Limit excludes certain expenses and, consequently, the Fund’s Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement may be higher than the Expense Limit. The contractual waiver and expense reimbursement may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days’ written notice to the Adviser. The contractual fee waiver and expense reimbursement may not be terminated by the Adviser without the consent of the Board of Trustees. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund to exceed the current Expense Limit or the Expense Limit in place at the time of the waiver or reimbursement (whichever is lower) and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense. During the year ended October 31, 2023, the Fund repaid the Adviser previously waived fees and expenses of $14,304 which was attributable to Class A.

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Axonic Strategic Income Fund	Notes to Consolidated Financial Statements
October 31, 2023

As of October 31, 2023, the following amounts were available for recoupment by the Adviser based upon their potential expiration dates:

Fund	Expires 2024	Expires 2025	Expires 2026
Axonic Strategic Income Fund
Institutional Class	$–	$710	$–

Chief Compliance Officer ("CCO") Services – The CCO of the Fund is an affiliate of the Fund. For the year ended October 31, 2023, the total related amounts paid by the Fund for CCO fees are included in Chief Compliance Officer fees on the Fund’s Consolidated Statement of Operations.

Fund Accounting and Administration Fees and Expenses – ALPS Fund Services, Inc. (“ALPS”) serves as the Fund’s administrator and accounting agent (the “Administrator”) and receives customary fees from the Fund for such services.

Transfer Agent – DST Systems Inc., an affiliate of ALPS, serves as transfer, dividend paying and shareholder servicing agent for the Fund (“Transfer Agent”).

Distributor – The Fund has entered into a distribution agreement with ALPS Distributors, Inc. (the “Distributor”) to provide distribution services to the Fund. There are no fees paid to the Distributor pursuant to the distribution agreement.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of ALPS.

During the year ended October 31, 2023, no fees were retained by the Distributor.

Trustees – Officers of the Trust and the Trustees who are “interested persons” of the Trust or the Adviser receive no salary from the Trust. The Independent Trustees also serve as independent trustees on the Board of Trustees of the Axonic Alternative Income Fund, a closed-end interval fund for which Axonic Capital LLC also serves as the investment adviser. For their service on the Board and the Board of Trustees of Axonic Alternative Income Fund, the Independent Trustees receive the following fees, which are split between the Fund and the Axonic Alternative Income Fund pro rata based on assets under management: $35,000 - $40,000 annual retainer for each Independent Trustee, $5,000 annually for each of the Valuation Committee Chair, Audit Committee Chair and Nominating and Governance Committee Chair, $5,000 for each quarterly meeting, and $1,000 for each special meeting. The Fund reimburses each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance at Board or committee meetings.

5. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the year ended October 31, 2023, amounted to $981,605,450 and $430,852,280 respectively.

6. TAX BASIS INFORMATION

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

For the year ended October 31, 2023, there were no permanent differences that resulted in adjustments to accumulated deficit or additional paid-in capital.

Annual Report | October 31, 2023	27

Axonic Strategic Income Fund	Notes to Consolidated Financial Statements
October 31, 2023

The tax character of distributions paid for the year ended October 31, 2023, was as follows:

2023
Distributions Paid From:
Ordinary Income	$93,657,083
Long-Term Capital Gain	1,856,288
Return of Capital	–
Total	$95,513,371

The tax character of distributions paid for the year ended October 31, 2022, was as follows:

2022
Distributions Paid From:
Ordinary Income	$89,275,617
Long-Term Capital Gain	9,582,709
Return of Capital	–
Total	$98,858,326

As of October 31, 2023, the components of distributable earnings / (accumulated deficit) on a tax basis were as follows:

Accumulated net investment income	$25,249,008
Accumulated net realized loss	(853,686)
Net unrealized depreciation	(154,963,514)
Dividends payable	(2,416,586)
Total	$(132,984,778)

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next year without expiration. As of the current fiscal year end, the following amounts are available as carry forwards to the next tax year:

Short Term	Long Term
853,686	–

As of October 31, 2023, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

Cost of investments for income tax purposes	$2,073,696,633
Gross appreciation (excess of value over tax cost)	$11,489,550
Gross depreciation (excess of tax cost over value)	(167,670,608)
Net appreciation of interest rate swap contracts	1,217,544
Net unrealized depreciation	$(154,963,514)

7. LINE OF CREDIT

The Fund entered into an uncommitted, secured, revolving line of credit agreement (“Credit Agreement”) with U.S. Bank National Association for redemption purposes, subject to annual renewal and other limitations of the 1940 Act for borrowings. The revolving line of credit agreement's maximum borrowing amounts to the lesser of (i) $250,000,000, (ii) 15% of the gross market value of the Fund, and (iii) 33.33% of the market value of the unencumbered assets of the Fund. On April 8, 2023, the Credit Agreement was amended to extend the termination date to June 28, 2024. Borrowings under the Credit Agreement bear interest of the lender’s prime rate at the time of borrowing. This Note shall bear interest at a rate per annum equal to the greater of zero percent (0.00%) and the Prime Rate minus one percent (1.00%), which interest shall be payable monthly, in arrears. Borrowings under the Credit Agreement are secured by a perfected, first priority security interest in the assets of the Fund. The Fund had no borrowings during the year ended October 31, 2023.

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Axonic Strategic Income Fund	Notes to Consolidated Financial Statements
October 31, 2023

8. SIGNIFICANT SHAREHOLDERS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of October 31, 2023, the following entities owned beneficially more than 25% of the Fund’s outstanding shares. The shares may be held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately). Any transaction by these investors could have a material impact on the share class.

Name	Percentage
Charles Schwab & Co Inc	40.65%
National Financial Services LLC	37.59%

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the consolidated financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these consolidated financial statements.

Annual Report | October 31, 2023	29

Report of Independent Registered
Axonic Strategic Income Fund	Public Accounting Firm

To the Shareholders of Axonic Strategic Income Fund

and the Board of Trustees of Axonic Funds

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Axonic Strategic Income Fund (the “Fund”), a series of Axonic Funds (the “Trust”), as of October 31, 2023, and the related consolidated statement of operations for the year then ended, the consolidated statement of changes in net assets for each of the two years in the period then ended, the related notes, and the consolidated financial highlights for each of the three years in the period then ended and the period December 31, 2019 (commencement of operations) to October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2019.

COHEN & COMPANY, LTD.

Cleveland, Ohio

December 26, 2023

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Axonic Strategic Income Fund	Additional Information
October 31, 2023 (Unaudited)

PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 888-926-2688, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30th is available without charge upon request by calling toll-free 833-429-6642, or on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT; the Fund’s Form N-PORT reports are available on the SEC’s Website at http://www.sec.gov.

Annual Report | October 31, 2023	31

Axonic Strategic Income Fund	Trustees and Officers
October 31, 2023 (Unaudited)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Fund. Unless otherwise indicated in the table below, the address of each Trustee and officer of the Fund is 520 Madison Avenue, 42nd Floor, New York, New York 10022. Information about the Trustees and officers of the Fund is provided in the table below. Additional information about members of the Board of Trustees and Officers of the Trust is available in the Statement of Additional Information, which is available, without charge, upon request, by calling the Funds (toll-free) at 1-833-429-6642 (833-4Axonic).

Name and Year of Birth	Position with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held During the Past 5 Years
INDEPENDENT TRUSTEES OF THE TRUST
Joshua M. Barlow 1978	Independent Trustee	Indefinite Term; Since Inception	Managing Director, Valhalla Fiduciary (June 2018 – present); Head of Operational Due Diligence and Accounting and other positions, PAAMCO (Pacific Alternative Asset Management Company, LLC) (March 2006 – June 2018).	2	Axonic Alternative Income Fund
Charles D. Mires 1960	Independent Trustee	Indefinite Term; Since Inception	Director CIB Marine Bancshares, Inc. (2010 – present); Retired from full time employment December, 2015; Director of Fixed Income, Alternative Strategies, and Third Party Mandates, Franklin Street Partners (2011- 2015).	2	Axonic Alternative Income Fund; CIB Marine Bancshares, Inc.
Thomas S. Vales 1964	Independent Trustee	Indefinite Term; Since April 15, 2020	Chief Executive Officer, TMC Bonds LLC (an alternative trading system for fixed income) (2000 – 2019); Member, FINRA Fixed Income Advisory Committee (2016-2018).	2	Axonic Alternative Income Fund
INTERESTED TRUSTEE OF THE TRUST**
Clayton DeGiacinto 1972	Trustee, President (Principal Executive Officer)	Indefinite Term; Since Inception	Managing Member and Chief Investment Officer, Axonic Capital LLC (2010 – present).	2	Axonic Alternative Income Fund

*	The Fund complex consists of the Fund and the Axonic Alternative Income Fund, a registered closed-end interval fund for which Axonic Capital LLC also serves as the investment adviser.
**	Clayton DeGiacinto is an Interested Trustee because he is the Managing Member and Chief Investment Officer of the Adviser.

32	www.axonicfunds.com

Axonic Strategic Income Fund	Trustees and Officers
October 31, 2023 (Unaudited)

Name and Year of Birth	Position with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS OF THE TRUST
John Kelly 1978	Treasurer (Principal Financial Officer)	Indefinite Term; Since Inception	Chief Financial Officer, Axonic Capital LLC (2017 – present); Controller, J. Goldman & Co. LP (June 2015- 2017); Manager of Financial Reporting, Moore Capital Management LP (2003 – 2015).
Joseph Grogan 1980	Secretary; Chief Compliance Officer	Indefinite Term; Since Inception	Chief Compliance Officer, Axonic Capital LLC (February 2018 – present); Chief Compliance Officer, Claren Road Asset Management, LLC (January 2015 – February 2018); Director of Compliance, Claren Road Asset Management, LLC (July 2011 – January 2015).

Annual Report | October 31, 2023	33

Axonic Strategic Income Fund	Privacy Policy
October 31, 2023 (Unaudited)

DATA PRIVACY POLICY AND PROCEDURE

Policy Statement:

Axonic Strategic Income Fund (the “Fund”) has in effect the following policy (the “Data Privacy Policy”) with respect to nonpublic personal information about its customers.

The Fund collects nonpublic personal information about its customers1 from the following sources:

•	account applications and other forms, which may include a customer’s name, address, social security number, and information about a customer's investment goals and risk tolerance;
•	account history, including information about the transactions and balances in a customer's account; and
•	correspondence, written, or telephonic, between a customer and the Fund or service providers to the Fund.

In addition, the Fund may obtain consumer information about its customers from consumer reports.

The Fund will not release nonpublic personal or consumer information about its customers or their accounts unless one of the following conditions is met:

•	Prior written consent is received.
•	The Fund believes the recipient to be the customer of the Fund or such Fund customer's authorized representative.
•	The Fund is required by law to release information to the recipient.

The Fund does not give or sell nonpublic personal or consumer information about its customers or their fund accounts to any other company, individual, or group.

The Fund will only use nonpublic personal or consumer information about its customers and their accounts to attempt to better serve their investment needs or to suggest services or educational materials that may be of interest to them.

The Fund restricts access to nonpublic personal and consumer information about customers to those employees who need to know that information in order to provide products or services. The Fund may also share personal information with companies that it hires to provide support services. When the Fund or its Transfer Agent shares nonpublic personal or consumer information with other service providers, it protects that information with a strict confidentiality agreement. The Fund also maintains reasonable physical, electronic and procedural safeguards that comply with federal standards to protect against unauthorized access to and properly dispose of customers' nonpublic personal and consumer information.

The Fund will adhere to the policies and practices described in this notice for current and former shareholders of the Fund.

II. Physical, Electronic and Procedural Safeguards

The following includes a list of the primary physical, electronic and procedural safeguards employed by the Transfer Agent to ensure against unauthorized access and proper disposal of customers’ nonpublic personal and consumer information.

•	The Fund shall distribute this Data Privacy Policy annually to shareholders through the Fund’s annual report to shareholders to ensure compliance with shareholder notification requirements mandated by Regulation S-P.

•	Should a change in this Data Privacy Policy occur during the year that requires a change to this Data Privacy Policy, the Principal Underwriter or Transfer Agent will provide existing customers of the Fund with an updated Data Privacy Policy.

•	The Transfer Agent shall maintain a third-party list that identifies any non-affiliated third-parties that do business with the Transfer Agent, the type(s) of service(s) provided, whether there is an exchange of non-public personal information, and whether these relationships fall outside of any exceptions and/or exemptions to the opt-out requirements afforded under Regulation S-P. Appropriate confidentiality language must exist in the contractual arrangements with each of these relations.

[1]	For purposes of this Data Privacy Policy, the terms “customer” or “customers” includes both shareholders of the Fund and individuals who provide nonpublic personal information to the Fund, but do not invest in Fund shares.

34	www.axonicfunds.com

Axonic Strategic Income Fund	Privacy Policy
October 31, 2023 (Unaudited)

•	The Transfer Agent, the Administrator, the Fund Accounting Agent, the Principal Underwriter, and Investment Adviser shall maintain procedures related to the security of nonpublic personal information and consumer information (including physical, electronic and procedural safeguards) and properly disposal of such information.

•	Any data privacy related questions, concerns or breaches will be brought to the attention of the Fund’s CCO.

Procedures:

1.	The Fund’s CCO will determine that the policies and procedures of the Transfer Agent, Principal Underwriter and the Fund’s other service providers are reasonably designed to safeguard customer information and require only appropriate and authorized access to, and use of, customer information through the application of appropriate administrative, technical, physical, and procedural safeguards that comply with applicable federal standards and regulations.

2.	The Fund’s CCO will continually monitor applicable regulations that may cause policies of the Fund and/or its service providers subject to the requirements of Regulation S-P to change.

3.	Annually, the Fund’s CCO will review any independent reviews applicable to data security at its service providers who have access to or otherwise obtain nonpublic personal information in fulfilling their obligations to the Fund.

4.	Annually, the Fund’s CCO will inquire and review, where applicable, any related data privacy issues reported by the Fund’s service providers who have access to or otherwise obtain nonpublic personal information in fulfilling their obligations to the Fund.

Adopted: December 31, 2019

Annual Report | October 31, 2023	35

AXONIC STRATEGIC INCOME FUND

ANNUAL REPORT

October 31, 2023

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the registrant.

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in Item 2(a) above.

(d)	During the period covered by this report, no implicit or explicit waivers to the provision of the code of ethics adopted in Item 2(a) above were granted.

(e)	Not applicable.

(f)	The registrant’s Code of Ethics is attached as Exhibit 13.A.1 hereto.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The Board of Trustees has designated Joshua M. Barlow as the registrant’s “audit committee financial expert.” Joshua M. Barlow is “independent” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees: The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year ended October 31, 2022 were $38,000 and the fiscal year ended October 31, 2023 were $42,000.

(b)	Audit-Related Fees: The aggregate fees billed for the fiscal year ended October 31, 2022 and the fiscal year ended October 31, 2023 for assurance and related services by the principal accountant that are reasonably related3 to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 and $0, respectively.

(c)	Tax Fees: The aggregate fees billed for the fiscal year ended October 31, 2022 and the fiscal year ended October 31, 2023 for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $6,500 and $7,000, respectively.

(d)	All Other Fees: The aggregate fees billed for the fiscal year ended October 31, 2022 and the fiscal year ended October 31, 2023, for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 and $0, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: Before an accountant is engaged by the registrant or its subsidiaries to render audit or non-audit services or by the registrant’s investment adviser to render non-audit services, the engagement must be pre-approved by the registrant's audit committee.

(e)(2)	There were no non-audit services approved or required to be approved by the registrant’s audit committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal year ended October 31, 2022 and the fiscal year ended October 31, 2023 were $0 and $0, respectively.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics that applies to the registrant’s principal executive officer and principal financial officer is attached hereto as Exhibit 13.A.1.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	None.

(a)(4)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906 Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Axonic Funds

By:	/s/ Clayton DeGiacinto
Clayton DeGiacinto (Principal Executive Officer)
Chief Executive Officer and President

Date:	January 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Axonic Funds

By:	/s/ Clayton DeGiacinto
Clayton DeGiacinto (Principal Executive Officer)
Chief Executive Officer and President

Date:	January 4, 2024

By:	/s/ John R. Kelly
John R. Kelly (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	January 4, 2024